AST LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 98.3%
Common Stocks — 95.3%
Aerospace & Defense — 2.5%
Boeing Co. (The)*	32,659	$6,500,121
General Dynamics Corp.	11,600	3,981,352
Huntington Ingalls Industries, Inc.	5,894	2,239,131
L3Harris Technologies, Inc.	6,724	2,320,789
Northrop Grumman Corp.	35,065	23,922,745
RTX Corp.	271,068	52,289,017
Textron, Inc.	30,358	2,658,146
		93,911,301
Air Freight & Logistics — 1.0%
FedEx Corp.	101,690	36,219,944
United Parcel Service, Inc. (Class B Stock)	7,417	729,685
		36,949,629
Automobile Components — 0.2%
Aptiv PLC*	35,272	2,449,288
Magna International, Inc. (Canada)	118,460	6,611,252
Mobileye Global, Inc. (Israel) (Class A Stock)*	3,700	25,419
		9,085,959
Automobiles — 1.3%
Ford Motor Co.	406,790	4,694,357
General Motors Co.	577,392	43,015,704
		47,710,061
Banks — 8.5%
Bank of America Corp.	1,307,798	63,755,153
Citigroup, Inc.	584,789	66,320,920
Citizens Financial Group, Inc.	51,059	3,062,008
East West Bancorp, Inc.	4,219	450,420
Fifth Third Bancorp(a)	296,717	13,785,472
First Citizens BancShares, Inc. (Class A Stock)(a)	795	1,498,305
Huntington Bancshares, Inc.	303,244	4,745,769
JPMorgan Chase & Co.	258,926	76,165,672
KeyCorp	34,600	693,730
M&T Bank Corp.	5,800	1,198,976
PNC Financial Services Group, Inc. (The)	141,468	29,438,076
Regions Financial Corp.	31,400	820,168
Truist Financial Corp.	136,079	6,255,552
U.S. Bancorp	388,241	20,192,414
Wells Fargo & Co.	358,895	28,571,631
		316,954,266
Beverages — 1.2%
Coca-Cola Co. (The)	415,940	31,632,237
Constellation Brands, Inc. (Class A Stock)(a)	34,476	5,171,400
Keurig Dr. Pepper, Inc.(a)	49,578	1,305,389
PepsiCo, Inc.	51,456	7,990,602
		46,099,628
	Shares	Value
Common Stocks (continued)
Biotechnology — 1.8%
AbbVie, Inc.	83,760	$18,216,963
Biogen, Inc.*	26,718	4,898,211
Incyte Corp.*	4,495	423,069
Ionis Pharmaceuticals, Inc.*(a)	19,724	1,481,075
Moderna, Inc.*(a)	7,400	375,920
Regeneron Pharmaceuticals, Inc.	43,408	33,538,757
United Therapeutics Corp.*	3,022	1,791,986
Vertex Pharmaceuticals, Inc.*	17,939	8,010,481
		68,736,462
Broadline Retail — 1.5%
Amazon.com, Inc.*	273,684	57,000,167
Building Products — 0.4%
Builders FirstSource, Inc.*(a)	12,173	1,002,203
Carrier Global Corp.(a)	56,493	3,181,121
Johnson Controls International PLC	85,789	11,234,069
Owens Corning	9,300	1,006,446
		16,423,839
Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	24,009	2,848,188
Blackrock, Inc.	14,386	13,835,160
Charles Schwab Corp. (The)	518,815	48,758,234
CME Group, Inc.	62,798	18,547,389
Goldman Sachs Group, Inc. (The)	27,481	23,248,651
Intercontinental Exchange, Inc.	27,679	4,353,353
Jefferies Financial Group, Inc.	7,100	293,017
Morgan Stanley	34,021	5,598,836
Northern Trust Corp.	18,948	2,644,572
Raymond James Financial, Inc.	15,419	2,232,517
State Street Corp.	121,876	15,424,627
		137,784,544
Chemicals — 3.6%
Air Products & Chemicals, Inc.	74,945	21,770,773
Albemarle Corp.	43,152	7,747,079
Celanese Corp.	65,713	4,321,944
CF Industries Holdings, Inc.	15,106	1,961,363
Chemours Co. (The)(a)	151,822	3,344,639
Corteva, Inc.	296,352	24,807,626
Dow, Inc.	27,345	1,138,919
DuPont de Nemours, Inc.	14,208	650,726
Eastman Chemical Co.(a)	66,032	5,039,562
International Flavors & Fragrances, Inc.(a)	8,741	634,160
Linde PLC	43,674	21,651,822
LyondellBasell Industries NV (Class A Stock)	55,439	4,466,166
Olin Corp.(a)	165,587	4,922,902
PPG Industries, Inc.	166,724	17,819,461
Sherwin-Williams Co. (The)	36,004	11,541,082
Westlake Corp.	3,200	373,824
		132,192,048
Commercial Services & Supplies — 0.3%
Clean Harbors, Inc.*	2,886	827,503
Copart, Inc.*	2,333	77,455
A1

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Republic Services, Inc.	22,292	$4,882,394
Veralto Corp.	67,161	5,938,376
		11,725,728
Communications Equipment — 2.3%
Cisco Systems, Inc.	625,039	48,496,776
F5, Inc.*	50,000	14,466,500
Motorola Solutions, Inc.	30,093	13,059,459
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	792,942	8,936,456
		84,959,191
Construction Materials — 1.2%
Amrize Ltd.*	38,755	2,171,055
CRH PLC	196,639	20,670,692
James Hardie Industries PLC*(a)	146,267	2,770,297
Martin Marietta Materials, Inc.	28,638	16,858,618
Vulcan Materials Co.	9,132	2,486,643
		44,957,305
Consumer Finance — 1.3%
American Express Co.	36,135	10,930,115
Capital One Financial Corp.	193,813	35,357,306
Synchrony Financial	37,327	2,538,982
		48,826,403
Consumer Staples Distribution & Retail — 2.0%
BJ’s Wholesale Club Holdings, Inc.*	137,944	13,576,449
Casey’s General Stores, Inc.	3,794	2,761,501
Dollar General Corp.	11,700	1,389,141
Dollar Tree, Inc.*(a)	11,500	1,259,365
Kroger Co. (The)	247,664	17,920,967
Performance Food Group Co.*	98,457	8,433,827
Target Corp.	40,087	4,858,544
US Foods Holding Corp.*(a)	23,845	2,198,747
Walmart, Inc.	174,372	21,670,952
		74,069,493
Containers & Packaging — 0.4%
Amcor PLC(a)	16,461	654,325
Ball Corp.	166,465	9,839,746
International Paper Co.	19,192	685,154
Packaging Corp. of America	9,135	1,938,630
Smurfit Westrock PLC	35,739	1,424,199
		14,542,054
Distributors — 0.1%
Genuine Parts Co.	28,000	2,961,000
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	679,202	19,690,066
Comcast Corp. (Class A Stock)	668,032	19,179,199
Verizon Communications, Inc.	207,950	10,439,090
		49,308,355
Electric Utilities — 2.0%
NextEra Energy, Inc.	430,992	40,030,537
NRG Energy, Inc.	76,315	11,152,674
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
PPL Corp.	396,608	$15,150,426
Southern Co. (The)	97,845	9,443,999
		75,777,636
Electrical Equipment — 0.5%
AMETEK, Inc.	15,653	3,355,377
Eaton Corp. PLC	8,904	3,184,694
Emerson Electric Co.	85,554	11,209,285
Hubbell, Inc.	310	152,129
		17,901,485
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	24,500	2,964,990
Coherent Corp.*	5,200	1,238,692
Corning, Inc.	52,223	7,100,761
Flex Ltd.*	33,675	2,204,365
Keysight Technologies, Inc.*	999	282,088
Ralliant Corp.	4,047	168,315
TD SYNNEX Corp.	25,166	4,245,756
TE Connectivity PLC (Switzerland)	33,989	7,104,381
Teledyne Technologies, Inc.*	1,601	968,621
		26,277,969
Energy Equipment & Services — 0.6%
Baker Hughes Co.	129,924	7,931,860
Halliburton Co.	49,200	1,918,308
NOV, Inc.	166,684	3,135,326
SLB Ltd.(a)	174,412	8,963,033
TechnipFMC PLC (United Kingdom)	3,618	250,112
		22,198,639
Entertainment — 0.4%
Electronic Arts, Inc.	3,991	813,645
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	800	62,464
Liberty Media Corp.-Liberty Formula One (Class C Stock)*	7,433	631,954
Walt Disney Co. (The)	94,442	9,102,320
Warner Bros Discovery, Inc.*	154,687	4,247,705
		14,858,088
Financial Services — 3.0%
Apollo Global Management, Inc.(a)	106,841	11,904,224
Berkshire Hathaway, Inc. (Class B Stock)*	111,122	53,249,662
Block, Inc.*	18,000	1,083,240
Corebridge Financial, Inc.(a)	167,994	4,008,337
Corpay, Inc.*(a)	7,238	2,106,186
Euronet Worldwide, Inc.*(a)	29,689	1,970,459
Fidelity National Information Services, Inc.	301,283	14,133,186
Fiserv, Inc.*	63,800	3,560,040
Global Payments, Inc.	8,900	598,970
PayPal Holdings, Inc.(a)	36,753	1,662,338
Toast, Inc. (Class A Stock)*	214,242	5,679,555
Visa, Inc. (Class A Stock)	33,642	10,167,958
		110,124,155

A2

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Food Products — 0.8%
Archer-Daniels-Midland Co.(a)	9,100	$661,479
Campbell’s Co. (The)(a)	23,970	533,812
General Mills, Inc.	56,686	2,109,853
Hormel Foods Corp.	23,138	524,076
J.M. Smucker Co. (The)	31,600	3,047,504
Kraft Heinz Co. (The)	198,374	4,461,431
McCormick & Co., Inc. (Non-Voting Shares)	17,171	866,105
McCormick & Co., Inc. (Voting Shares)	1,200	60,456
Mondelez International, Inc. (Class A Stock)	279,134	16,089,284
Tyson Foods, Inc. (Class A Stock)	10,400	666,328
		29,020,328
Ground Transportation — 1.3%
CSX Corp.	68,546	2,813,813
J.B. Hunt Transport Services, Inc.	5,600	1,186,640
Norfolk Southern Corp.	36,644	10,516,828
Ryder System, Inc.	46,514	9,521,881
Saia, Inc.*	7,105	2,495,844
Uber Technologies, Inc.*	39,726	2,857,491
XPO, Inc.*(a)	107,148	20,845,644
		50,238,141
Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	37,669	3,867,476
Align Technology, Inc.*	2,600	445,718
Baxter International, Inc.(a)	17,415	292,572
Becton, Dickinson & Co.	172,064	27,053,623
Boston Scientific Corp.*	218,815	13,730,641
Cooper Cos., Inc. (The)*	6,720	480,480
Edwards Lifesciences Corp.*	20,115	1,610,809
GE HealthCare Technologies, Inc.(a)	302,453	21,528,605
Medtronic PLC	144,848	12,551,079
ResMed, Inc.(a)	4,030	904,654
STERIS PLC	6,682	1,477,591
Stryker Corp.	4,004	1,315,674
Zimmer Biomet Holdings, Inc.(a)	30,271	2,737,104
		87,996,026
Health Care Providers & Services — 4.1%
Centene Corp.*	9,200	301,208
Cigna Group (The)(a)	26,533	7,077,678
CVS Health Corp.	270,412	19,420,990
Elevance Health, Inc.	40,880	11,967,620
Humana, Inc.	30,608	5,307,121
Labcorp Holdings, Inc.(a)	31,111	8,300,726
McKesson Corp.	51,782	44,810,071
Molina Healthcare, Inc.*	3,000	399,900
Quest Diagnostics, Inc.	30,517	5,980,722
Tenet Healthcare Corp.*	4,839	913,168
UnitedHealth Group, Inc.	175,419	47,466,627
		151,945,831
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.(a)	28,300	1,313,686
	Shares	Value
Common Stocks (continued)
Health Care REITs (cont’d.)
Healthpeak Properties, Inc.(a)	260,780	$4,284,615
		5,598,301
Hotels, Restaurants & Leisure — 0.8%
Booking Holdings, Inc.	1,850	7,789,092
Carnival Corp.	94,123	2,435,903
Flutter Entertainment PLC*	3,146	320,735
Hilton Worldwide Holdings, Inc.	55,014	16,728,657
Hyatt Hotels Corp. (Class A Stock)	1,122	161,332
Yum! Brands, Inc.(a)	18,704	2,908,098
		30,343,817
Household Durables — 0.9%
D.R. Horton, Inc.(a)	20,647	2,833,181
Garmin Ltd.	7,775	1,803,878
Lennar Corp. (Class A Stock)	8,396	729,109
Lennar Corp. (Class B Stock)	1,000	84,120
NVR, Inc.*	77	507,417
PulteGroup, Inc.(a)	218,989	25,755,296
Toll Brothers, Inc.	7,612	1,038,809
		32,751,810
Household Products — 1.0%
Procter & Gamble Co. (The)(a)	267,518	38,640,300
Industrial Conglomerates — 1.0%
Honeywell International, Inc.	171,467	38,756,686
Industrial REITs — 0.4%
Prologis, Inc.	102,888	13,599,736
Insurance — 3.4%
Aflac, Inc.	20,000	2,194,200
Allstate Corp. (The)	103,994	21,562,116
American International Group, Inc.	319,470	24,040,117
Arch Capital Group Ltd.*	24,999	2,399,654
Arthur J. Gallagher & Co.(a)	28,029	6,070,521
Chubb Ltd.	12,679	4,132,466
Cincinnati Financial Corp.(a)	5,205	819,007
Everest Group Ltd.	1,400	457,590
Fidelity National Financial, Inc.	18,297	848,615
Hartford Insurance Group, Inc. (The)	45,460	6,147,556
Loews Corp.	7,421	792,117
Markel Group, Inc.*	890	1,703,522
Marsh & McLennan Cos., Inc.	115,609	20,052,381
MetLife, Inc.	53,993	3,818,385
Principal Financial Group, Inc.	7,900	711,869
Progressive Corp. (The)	28,712	5,691,867
Reinsurance Group of America, Inc.	1,463	298,686
RenaissanceRe Holdings Ltd. (Bermuda)	3,790	1,126,502
Travelers Cos., Inc. (The)	74,466	21,720,243
Unum Group	11,897	868,838
W.R. Berkley Corp.(a)	20,386	1,351,184
		126,807,436
Interactive Media & Services — 3.0%
Alphabet, Inc. (Class A Stock)	246,765	70,959,744
Alphabet, Inc. (Class C Stock)	53,172	15,252,920

A3

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services (cont’d.)
Meta Platforms, Inc. (Class A Stock)	46,180	$26,420,963
		112,633,627
IT Services — 0.9%
Accenture PLC (Class A Stock)	122,987	24,387,092
Akamai Technologies, Inc.*	8,100	930,285
Amdocs Ltd.(a)	44,436	2,899,893
Cognizant Technology Solutions Corp. (Class A Stock)	49,732	3,051,058
EPAM Systems, Inc.*(a)	784	106,154
Okta, Inc.*	5,500	432,905
Twilio, Inc. (Class A Stock)*	5,300	666,846
		32,474,233
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc.	2,736	311,849
Avantor, Inc.*	24,600	192,864
Danaher Corp.	11,241	2,131,294
ICON PLC*(a)	1,400	154,924
IQVIA Holdings, Inc.*(a)	23,932	4,081,363
Revvity, Inc.(a)	4,085	357,887
Thermo Fisher Scientific, Inc.	94,554	46,476,128
Waters Corp.*(a)	23,420	6,974,476
		60,680,785
Machinery — 3.4%
CNH Industrial NV(a)	606,963	6,676,593
Cummins, Inc.	14,173	7,625,357
Deere & Co.	32,125	18,096,012
Dover Corp.(a)	27,996	5,835,766
Flowserve Corp.	85,385	6,276,651
Fortive Corp.(a)	12,142	671,210
Gates Industrial Corp. PLC*(a)	379,316	8,576,335
IDEX Corp.	5,170	979,974
Illinois Tool Works, Inc.	26,938	7,011,692
Ingersoll Rand, Inc.(a)	169,596	13,588,032
Nordson Corp.	2,703	719,160
Otis Worldwide Corp.	179,533	13,838,404
PACCAR, Inc.	61,263	7,075,876
Parker-Hannifin Corp.	20,739	18,566,382
Pentair PLC	12,000	1,045,320
Snap-on, Inc.(a)	5,282	1,918,528
Stanley Black & Decker, Inc.(a)	51,281	3,644,028
Westinghouse Air Brake Technologies Corp.	11,649	2,911,202
Xylem, Inc.	9,201	1,099,520
		126,156,042
Media — 0.8%
Charter Communications, Inc. (Class A Stock)*(a)	57,451	12,402,522
Fox Corp. (Class A Stock)(a)	136,502	7,971,717
Fox Corp. (Class B Stock)	17,427	925,374
News Corp. (Class A Stock)	18,644	464,795
News Corp. (Class B Stock)	8,805	251,030
Omnicom Group, Inc.(a)	78,144	5,885,024
Versant Media Group, Inc.*	7,594	281,130
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
WPP PLC (United Kingdom), ADR(a)	188,680	$2,933,974
		31,115,566
Metals & Mining — 1.1%
Freeport-McMoRan, Inc.	436,720	25,670,402
Newmont Corp.	61,353	6,641,462
Nucor Corp.	13,400	2,265,940
Reliance, Inc.(a)	3,985	1,211,121
Steel Dynamics, Inc.	10,110	1,819,800
Wheaton Precious Metals Corp. (Brazil)	12,156	1,592,558
		39,201,283
Multi-Utilities — 1.3%
Dominion Energy, Inc.(a)	242,521	14,992,648
Sempra	141,655	13,764,617
WEC Energy Group, Inc.(a)	155,073	17,952,801
		46,710,066
Office REITs — 0.2%
Vornado Realty Trust(a)	236,303	6,141,515
Oil, Gas & Consumable Fuels — 8.3%
APA Corp.(a)	339,502	14,408,465
Cheniere Energy, Inc.	748	212,252
Chevron Corp.	175,052	36,218,259
ConocoPhillips	327,350	43,210,200
Coterra Energy, Inc.	40,700	1,430,198
Devon Energy Corp.	25,855	1,301,024
Diamondback Energy, Inc.	44,970	8,894,616
Enterprise Products Partners LP, MLP	416,726	15,768,912
EOG Resources, Inc.	82,823	11,973,721
EQT Corp.	139,023	8,847,424
Expand Energy Corp.	1,751	192,225
Exxon Mobil Corp.	523,749	88,859,255
Kinder Morgan, Inc.	95,768	3,211,101
Marathon Petroleum Corp.	18,300	4,468,494
Occidental Petroleum Corp.	65,496	4,257,240
ONEOK, Inc.(a)	32,200	2,910,558
Ovintiv, Inc.	85,111	5,052,189
Phillips 66	16,010	2,916,702
Shell PLC	401,108	18,756,259
Shell PLC, ADR(a)	60,673	5,642,589
Valero Energy Corp.	114,832	28,372,690
Williams Cos., Inc. (The)	6,360	462,881
		307,367,254
Passenger Airlines — 0.8%
Delta Air Lines, Inc.	69,200	4,600,416
Southwest Airlines Co.(a)	603,975	22,691,341
United Airlines Holdings, Inc.*	35,100	3,231,657
		30,523,414
Personal Care Products — 0.1%
Kenvue, Inc.	197,795	3,409,986

A4

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom), ADR(a)	34,906	$1,988,595
		5,398,581
Pharmaceuticals — 4.3%
AstraZeneca PLC (United Kingdom)	143,598	28,320,398
Bristol-Myers Squibb Co.	167,046	10,131,340
GSK PLC, ADR(a)	58,721	3,240,812
Haleon PLC, ADR(a)	1,050,275	10,513,253
Johnson & Johnson	219,178	53,575,870
Merck & Co., Inc.	103,941	12,503,063
Novo Nordisk A/S (Denmark), ADR	221,808	8,151,444
Pfizer, Inc.	214,555	6,024,704
Roche Holding AG, ADR	185,555	9,223,939
Royalty Pharma PLC (Class A Stock)	14,882	713,889
Sanofi SA	163,502	15,789,360
Viatris, Inc.	31,225	421,850
Zoetis, Inc.	24,277	2,869,784
		161,479,706
Professional Services — 0.3%
Amentum Holdings, Inc.*	273	7,120
Booz Allen Hamilton Holding Corp.	44,332	3,459,226
Equifax, Inc.	4,062	731,444
Jacobs Solutions, Inc.	4,500	572,760
Leidos Holdings, Inc.(a)	14,073	2,188,633
SS&C Technologies Holdings, Inc.	19,700	1,331,129
TransUnion(a)	16,061	1,111,261
		9,401,573
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	18,045	2,444,376
CoStar Group, Inc.*	7,400	298,516
Zillow Group, Inc. (Class A Stock)*	2,000	82,780
Zillow Group, Inc. (Class C Stock)*	6,200	256,556
		3,082,228
Residential REITs — 0.3%
AvalonBay Communities, Inc.(a)	36,294	5,928,625
Mid-America Apartment Communities, Inc.(a)	39,392	4,810,551
UDR, Inc.	42,628	1,439,974
		12,179,150
Semiconductors & Semiconductor Equipment — 3.4%
Advanced Micro Devices, Inc.*	24,697	5,024,111
Analog Devices, Inc.	8,839	2,812,039
Broadcom, Inc.	45,454	14,068,468
Entegris, Inc.(a)	10,181	1,193,620
First Solar, Inc.*(a)	7,428	1,465,247
GLOBALFOUNDRIES, Inc.*	6,100	271,328
Intel Corp.*	323,377	14,270,627
Marvell Technology, Inc.	154,020	15,255,681
Microchip Technology, Inc.	226,508	14,634,682
Micron Technology, Inc.	47,288	15,975,778
NXP Semiconductors NV (Netherlands)(a)	66,212	13,034,494
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ON Semiconductor Corp.*	15,222	$942,546
Qnity Electronics, Inc.	7,104	819,660
QUALCOMM, Inc.	59,243	7,629,314
Skyworks Solutions, Inc.	21,726	1,163,427
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	48,147	16,271,279
Universal Display Corp.	11,535	1,057,298
		125,889,599
Software — 2.4%
HubSpot, Inc.*	27,336	6,672,718
Intuit, Inc.	8,376	3,621,615
Microsoft Corp.	96,830	35,843,561
PTC, Inc.*	2,072	295,239
Roper Technologies, Inc.	25,242	8,932,134
Salesforce, Inc.(a)	63,533	11,859,705
ServiceNow, Inc.*	65,573	6,855,657
Trimble, Inc.*	8,216	535,930
Workday, Inc. (Class A Stock)*	103,900	13,498,688
Zoom Communications, Inc.*	8,889	714,587
		88,829,834
Specialized REITs — 0.3%
American Tower Corp.	65,758	11,348,516
Specialty Retail — 0.7%
Gap, Inc. (The)	172,442	4,173,096
Home Depot, Inc. (The)	30,727	10,105,803
O’Reilly Automotive, Inc.*	110,074	10,160,931
		24,439,830
Technology Hardware, Storage & Peripherals — 1.1%
Hewlett Packard Enterprise Co.	404,816	9,638,669
Sandisk Corp.*	8,466	5,378,788
Seagate Technology Holdings PLC	43,153	16,905,619
Western Digital Corp.	27,024	7,309,722
		39,232,798
Textiles, Apparel & Luxury Goods — 0.1%
Kontoor Brands, Inc.(a)	76,454	5,373,951
Lululemon Athletica, Inc.*	447	68,436
NIKE, Inc. (Class B Stock)	1,611	85,093
		5,527,480
Tobacco — 1.1%
Philip Morris International, Inc.	240,898	39,830,075
Trading Companies & Distributors — 0.6%
AerCap Holdings NV (Ireland)	53,260	7,306,207
EquipmentShare.com, Inc. (Class A Stock)*	70,301	1,432,031
United Rentals, Inc.	19,290	14,053,923
		22,792,161
Water Utilities — 0.2%
American Water Works Co., Inc.	44,543	6,061,857

A5

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.	144,484	$30,345,974

Total Common Stocks (cost $3,227,471,968)		3,545,876,964
Unaffiliated Exchange-Traded Funds — 3.0%
iShares Russell 1000 Value ETF	392,524	83,870,603
State Street SPDR Portfolio S&P 500 Value ETF	525,791	29,749,255

Total Unaffiliated Exchange-Traded Funds (cost $94,945,173)		113,619,858

Total Long-Term Investments—98.3% (cost $3,322,417,141)		3,659,496,822
Short-Term Investments — 8.5%
Affiliated Mutual Funds — 8.5%
PGIM Core Government Money Market Fund (7-day effective yield 3.781%)(wb)	52,808,789	52,808,789
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $261,372,769; includes $260,468,994 of cash collateral for securities on loan)(b)(wb)	261,569,003	261,385,905

Total Affiliated Mutual Funds (cost $314,181,558)		314,194,694

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.0%
U.S. Treasury Bills
3.583%	07/16/26(h)	1,000	989,454
3.632%	04/23/26	450	449,002

Total U.S. Treasury Obligations (cost $1,438,621)				1,438,456

Total Short-Term Investments (cost $315,620,179)				315,633,150

TOTAL INVESTMENTS—106.8% (cost $3,638,037,320)				3,975,129,972

Liabilities in excess of other assets(z) — (6.8)%				(253,850,505)

Net Assets — 100.0%				$3,721,279,467

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
DKK	Danish Krone
EUR	Euro
GBP	British Pound

ADR	American Depositary Receipt
CITI	Citibank, N.A.
ETF	Exchange-Traded Fund
GSI	Goldman Sachs International
LP	Limited Partnership
MLP	Master Limited Partnership
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $260,435,932; cash collateral of $260,468,994 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Danish Krone,
Expiring 06/17/26	CITI	DKK	28,648	$4,411,479	$4,450,305	$38,826	$—
A6

AST LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 06/17/26	MSI	EUR	2,703	$3,124,411	$3,135,386	$10,975	$—
				$7,535,890	$7,585,691	49,801	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 06/17/26	CITI	GBP	22,624	$29,948,359	$29,937,776	$10,583	$—
Expiring 06/17/26	GSI	GBP	131	173,276	173,218	58	—
Expiring 06/17/26	MSI	GBP	2,601	3,465,253	3,441,340	23,913	—
Danish Krone,
Expiring 06/17/26	MSI	DKK	78,015	12,080,197	12,119,315	—	(39,118)
Euro,
Expiring 06/17/26	GSI	EUR	12,324	14,166,282	14,295,879	—	(129,597)
				$59,833,367	$59,967,528	34,554	(168,715)
						$84,355	$(168,715)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7